UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Dow 30SM Premium & Dividend Income Fund Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: 12/31

Date of reporting period: 9/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Dow 30SM Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Aerospace & Defense - 9.7%	Boeing Co.	116,150	$7,728,621
	United Technologies Corp.	116,150	8,273,365

			16,001,986
Beverages - 4.1%	The Coca-Cola Co.	116,150	6,797,098
Chemicals - 3.2%	E.I. du Pont de Nemours & Co.	116,150	5,182,613
Communications Equipment - 1.5%	Cisco Systems, Inc. (a)	116,150	2,543,685
Computers & Peripherals - 3.0%	Hewlett-Packard Co.	116,150	4,886,430
Consumer Finance - 3.0%	American Express Co.	116,150	4,881,784
Diversified Financial Services - 3.6%	Bank of America Corp. (b)	116,150	1,522,726
	JPMorgan Chase & Co.	116,150	4,421,830

			5,944,556
Diversified Telecommunication Services - 4.3%	AT&T Inc.	116,150	3,321,890
	Verizon Communications, Inc.	116,150	3,785,329

			7,107,219
Food & Staples Retailing - 3.8%	Wal-Mart Stores, Inc.	116,150	6,216,348
Food Products - 2.2%	Kraft Foods, Inc.	116,150	3,584,389
Hotels, Restaurants & Leisure - 5.3%	McDonald’s Corp.	116,150	8,654,337
Household Products - 4.2%	The Procter & Gamble Co.	116,150	6,965,516
IT Services - 9.5%	International Business Machines Corp.	116,150	15,580,361
Industrial Conglomerates - 7.3%	3M Co.	116,150	10,071,367
	General Electric Co.	116,150	1,887,437

			11,958,804
Insurance - 3.7%	The Travelers Cos., Inc.	116,150	6,051,415
Machinery - 5.5%	Caterpillar, Inc.	116,150	9,138,682
Media - 2.3%	Walt Disney Co.	116,150	3,845,727
Metals & Mining - 0.9%	Alcoa, Inc.	116,150	1,406,576
Oil, Gas & Consumable Fuels - 10.1%	Chevron Corp.	116,150	9,413,957
	Exxon Mobil Corp.	116,150	7,176,908

			16,590,865
Pharmaceuticals - 8.2%	Johnson & Johnson	116,150	7,196,654
	Merck & Co, Inc.	116,150	4,275,482
	Pfizer, Inc.	116,150	1,994,296

			13,466,432
Semiconductors & Semiconductor Equipment - 1.4%	Intel Corp.	116,150	2,233,564
Software - 1.7%	Microsoft Corp.	116,150	2,844,514
Specialty Retail - 2.2%	Home Depot, Inc.	116,150	3,679,632
	Total Common Stocks (Cost - $148,896,226) - 100.7%		165,562,533

Dow 30SM Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

	Short-Term Securities	Maturity Date	Discount Rate	Face Amount	Value
Government Bills - 0.6%	U.S. Treasury Bills (c)	11/04/10	0.00%	$1,000,000	$999,872
	Total Short-Term Securities (Cost - $999,835) - 0.6%				999,872
	Total Investments Before Options Written (Cost - $149,896,061*) - 101.3%				166,562,405
	Options Written			Number of Contracts
Call Options Written	3M Co., expiring October 2010 at USD 80.91, Broker UBS Warburg			530	(310,050)
	AT&T Inc., expiring October 2010 at USD 29.468, Broker Deutsche Bank AG			530	(4,998)
	Alcoa, Inc., expiring October 2010 at USD 11.835, Broker HSBC Securities			530	(30,740)
	American Express Co., expiring October 2010 at USD 41.591, Broker HSBC Securities			530	(71,550)
	Bank of America Corp., expiring October 2010 at USD 14.09, Broker UBS Warburg			530	(5,035)
	Boeing Co., expiring October 2010 at USD 64.643, Broker BNP Paribas			530	(146,810)
	Caterpillar, Inc., expiring October 2010 at USD 73.985, Broker BNP Paribas			530	(286,200)
	Chevron Corp., expiring October 2010 at USD 81.895, Broker BNP Paribas			530	(50,350)
	Cisco Systems, Inc., expiring October 2010 at USD 22.31, Broker UBS Warburg			530	(24,804)
	The Coca-Cola Co., expiring October 2010 at USD 57.6, Broker UBS Warburg			530	(54,961)
	E.I. du Pont de Nemours & Co., expiring October 2010 at USD 43.95, Broker BNP Paribas			530	(71,550)
	Exxon Mobil Corp., expiring October 2010 at USD 63.386, Broker Deutsche Bank AG			530	(26,399)
	General Electric Co., expiring October 2010 at USD 16.645, Broker BNP Paribas			530	(14,310)
	Hewlett-Packard Co., expiring October 2010 at USD 39.63, Broker UBS Warburg			530	(132,394)
	Home Depot, Inc., expiring October 2010 at USD 30.87, Broker UBS Warburg			530	(62,275)
	Intel Corp., expiring October 2010 at USD 18.25, Broker UBS Warburg			530	(54,696)
	International Business Machines Corp., expiring October 2010 at USD 126.93, Broker UBS Warburg			530	(386,105)
	JPMorgan Chase & Co., expiring October 2010 at USD 37.45, Broker UBS Warburg			530	(52,735)
	Johnson & Johnson, expiring October 2010 at USD 58.73, Broker UBS Warburg			530	(171,985)

Dow 30SM Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited) (Percentages shown are based on Net Assets)

Options Written	Number of Contracts	Value
Kraft Foods, Inc., expiring October 2010 at USD 30.85, Broker UBS Warburg	530	$(12,402)
McDonald’s Corp., expiring October 2010 at USD 75.25, Broker UBS Warburg	530	(10,176)
Merck & Co, Inc., expiring October 2010 at USD 36.215, Broker Deutsche Bank AG	530	(40,036)
Microsoft Corp., expiring October 2010 at USD 25.91, Broker UBS Warburg	530	(9,858)
Pfizer, Inc., expiring October 2010 at USD 17.66, Broker UBS Warburg	530	(10,282)
The Procter & Gamble Co., expiring October 2010 at USD 63.365, Broker Deutsche Bank AG	530	(3,180)
The Travelers Cos., Inc., expiring October 2010 at USD 54.518, Broker BNP Paribas	530	(13,780)
United Technologies Corp., expiring October 2010 at USD 72.718, Deutsche Bank AG	530	(49,809)
Verizon Communications, Inc., expiring October 2010 at USD 33.289, Deutsche Bank AG	530	(10,616)
Wal-Mart Stores, Inc., expiring October 2010 at USD 55.177, Broker JPMorgan Chase	530	(13,679)
Walt Disney Co., expiring October 2010 at USD 35.072, Broker Deutsche Bank AG	530	(6,196)
Total Options Written (Premiums Received - $1,006,889) - (1.3)%		(2,137,961)
Total Investments, Net of Options Written (Net Cost - $148,889,172) - 100.0%		164,424,444
Liabilities in Excess of Other Assets - 0.0%**		(38,626)

Net Assets - 100.0%		$164,385,818

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$149,896,348

Gross unrealized appreciation	$29,222,422
Gross unrealized depreciation	(12,556,365)

Net unrealized appreciation	$16,666,057

**	Rounds to less than 0.1% of net assets.
(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Loss	Income
Bank of America Corp.	$ -	$64,080	$42,109	$3,514
(c)	All or a portion of security held as collateral in connection with option contracts.

Dow 30SM Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2010 (unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities.
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs).

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Securities[1]	$165,562,533	$-	$-	$165,562,533
Short-Term Securities	999,872	-	-	999,872
Total	$166,562,405	$-	$-	$166,562,405
[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$-	$(2,137,961)	$-	$(2,137,961)
Total	$-	$(2,137,961)	$-	$(2,137,961)
[2]	Derivative financial instruments are options, which are shown at market value.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodology.

Level 1		Level 2		Level 3
Transfers in	(Transfers Out)	Transfers in	(Transfers Out)	Transfers in	(Transfers Out)
$ 999,872	$-	$-	$ (999,872)	$-	$-

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Premium & Dividend Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 24, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 24, 2010